Post-Employment and Other Long-Term Employees Benefits - Estimated Future Benefit Payments (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2018	$ 32
2019	31
2020	26
2021	36
2022	35
From 2023 to 2026	264
Other Long-Term Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
2018	4
2019	5
2020	8
2021	3
2022	4
From 2023 to 2026	$ 30